Going Concern	6 Months Ended	9 Months Ended
	Dec. 31, 2013	Sep. 30, 2014
Going Concern
Going Concern

Note 2: Going Concern

The Company has sustained a cumulative net loss and accumulated deficit of $1,900, since inception of the Company on July 2, 2013. The Company’s continuation as a going concern is dependent on its ability to generate sufficient cash flows from operations to meet its obligations, which it has not been able to accomplish to date, and /or obtain additional financing from its stockholders and/or other third parties. Subsequent to December 31, 2013, the Company raised approximately $235,000 from its largest shareholder (see Note 4) and management believes that after these cash infusions, the Company has adequate working capital to operate through December 31, 2014 based on anticipated cash needs.

Management’s plans also include selling its equity securities and obtaining debt financing to fund its capital requirement and on-going operations; however, there can be no assurance the Company will be successful in these efforts. These factors create substantial doubt about the Company’s ability to continue as a going concern.

There is no assurance that the Company will ever be profitable. The financial statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classifications of liabilities that may result should the Company be unable to continue as a going concern.

Note 2: Going Concern

The Company has sustained a cumulative net loss and accumulated deficit of $151,551, since inception of the Company on July 2, 2013. The Company’s continuation as a going concern is dependent on its ability to generate sufficient cash flows from operations to meet its obligations, which it has not been able to accomplish to date, and / or obtain additional financing from its stockholders and/or other third parties. These factors created initial doubt about the Company’s ability to continue as a going concern. However, during the nine-months ended September 30, 2014, the Company raised $160,000 from its largest shareholder (see Note 8). Also during the 2nd quarter of 2014 the Company raised an additional $75,000 from this same shareholder and management believes that after these cash infusions, the Company has adequate working capital to operate at least through December 31, 2014 based on anticipated cash needs.

Management’s plans also include selling its equity securities and obtaining debt financing to fund its capital requirement and on-going operations; however, there can be no assurance the Company will be successful in these efforts.

There is no assurance that the Company will ever be profitable. The financial statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classifications of liabilities that may result should the Company be unable to continue as a going concern.